BBH Intermediate Municipal Bond Fund

Portfolio of Investments
January 31, 2025 (unaudited)
All investments in the United States, except as noted.

Principal Amount		Maturity Date	Interest Rate	Value
	Asset Backed Securities (0.4%)
	Other Territory (0.4%)
$4,829,035	Freddie Mac Multifamily Certificates, Revenue Bonds[1,2]	10/25/40	4.684%	$4,803,782
	Total Other Territory			4,803,782

	Total Asset Backed Securities
	(Identified cost $4,955,842)			4,803,782

	Commercial Mortgage Backed Securities (2.3%)
	Other Territory (2.3%)
9,971,646	Freddie Mac Multifamily Certificates, Revenue Bonds[1,2]	11/25/38	3.542	9,245,977
6,989,016	Freddie Mac Multifamily Certificates, Revenue Bonds	12/25/38	3.158	5,986,828
13,800,628	Freddie Mac Multifamily Certificates, Revenue Bonds[1,2]	05/25/41	4.299	13,272,762
2,997,678	Freddie Mac Multifamily Certificates, Revenue Bonds[1,2]	04/25/42	4.700	2,990,458
	Total Other Territory			31,496,025

	Total Commercial Mortgage Backed Securities (Identified cost $33,293,688)			31,496,025

	Commercial Paper (1.1%)
	Texas (1.1%)
15,000,000	Texas A&M University	02/06/25	3.000	15,028,500
	Total Texas			15,028,500

	Total Commercial Paper (Identified cost $15,000,000)			15,028,500

BBH Intermediate Municipal Bond Fund

Portfolio of Investments (continued)
January 31, 2025 (unaudited)
All investments in the United States, except as noted.

Principal Amount		Maturity Date	Interest Rate	Value
	Municipal Bonds (90.7%)
	Alabama (2.8%)
$2,730,000	Black Belt Energy Gas District, Revenue Bonds[1,2]	06/01/49	5.500%	$2,892,273
12,000,000	Black Belt Energy Gas District, Revenue Bonds (SIFMA Municipal Swap Index Yield + 0.650%)[2]	04/01/53	2.900	11,612,181
3,600,000	Industrial Development Board of the City of Mobile Alabama, Revenue Bonds[1,2]	06/01/34	3.920	3,627,939
10,000,000	Southeast Energy Authority A Cooperative District, Revenue Bonds[1,2]	11/01/55	5.000	10,694,376
9,000,000	Southeast Energy Authority A Cooperative District, Revenue Bonds[1,2]	01/01/56	5.000	9,442,012
	Total Alabama			38,268,781

	Alaska (0.5%)
2,500,000	State of Alaska, General Obligation Bonds[3]	08/01/26	5.000	2,560,866
1,000,000	State of Alaska, General Obligation Bonds[3]	08/01/27	5.000	1,042,843
1,200,000	State of Alaska, General Obligation Bonds[3]	08/01/28	5.000	1,270,954
1,700,000	State of Alaska, General Obligation Bonds[3]	08/01/29	5.000	1,825,442
	Total Alaska			6,700,105

	Arizona (2.3%)
3,000,000	County of Yavapai Industrial Development Authority, Revenue Bonds	06/01/27	1.300	2,816,227
3,800,000	Salt Verde Financial Corp., Revenue Bonds	12/01/28	5.250	4,005,583
4,865,000	Salt Verde Financial Corp., Revenue Bonds	12/01/32	5.000	5,215,296
17,330,000	Salt Verde Financial Corp., Revenue Bonds	12/01/37	5.000	18,664,883
	Total Arizona			30,701,989

	Arkansas (0.2%)
1,000,000	County of Pulaski, Revenue Bonds	03/01/40	5.000	1,076,883
1,000,000	County of Pulaski, Revenue Bonds	03/01/41	5.000	1,071,256

BBH Intermediate Municipal Bond Fund

Portfolio of Investments (continued)
January 31, 2025 (unaudited)
All investments in the United States, except as noted.

Principal Amount		Maturity Date	Interest Rate	Value
	Municipal Bonds (continued)
	Arkansas (continued)
$1,000,000	County of Pulaski, Revenue Bonds	03/01/42	5.000%	$1,066,423
	Total Arkansas			3,214,562

	California (10.7%)
10,430,000	Allan Hancock Joint Community College District, General Obligation Bonds[4]	08/01/42	0.000	8,763,665
3,500,000	Anaheim Public Financing Authority, Revenue Bonds, AGM[4]	09/01/31	0.000	2,793,401
1,000,000	Antelope Valley Community College District, General Obligation Bonds[4]	08/01/34	0.000	688,369
1,000,000	Antelope Valley Community College District, General Obligation Bonds[4]	08/01/36	0.000	614,476
1,000,000	Antelope Valley Community College District, General Obligation Bonds[4]	08/01/38	0.000	545,435
12,175,000	California Community Choice Financing Authority, Revenue Bonds (SIFMA Municipal Swap Index Yield + 0.450%)[2]	02/01/52	2.700	11,489,204
6,000,000	California Community Choice Financing Authority, Revenue Bonds[1,2]	01/01/56	5.000	6,541,451
5,000,000	Central Valley Energy Authority, Revenue Bonds[1,2]	12/01/55	5.000	5,444,881
1,000,000	Chaffey Joint Union High School District, General Obligation Bonds[4]	08/01/39	0.000	545,298
1,500,000	Chaffey Joint Union High School District, General Obligation Bonds[4]	08/01/40	0.000	773,475
1,000,000	Chaffey Joint Union High School District, General Obligation Bonds[4]	08/01/42	0.000	464,157
1,785,000	Chaffey Joint Union High School District, General Obligation Bonds[4]	08/01/43	0.000	784,189

BBH Intermediate Municipal Bond Fund

Portfolio of Investments (continued)
January 31, 2025 (unaudited)
All investments in the United States, except as noted.

Principal Amount		Maturity Date	Interest Rate	Value
	Municipal Bonds (continued)
	California (continued)
$1,000,000	Chaffey Joint Union High School District, General Obligation Bonds[4]	08/01/44	0.000%	$415,407
1,450,000	Chino Valley Unified School District, General Obligation Bonds[4]	08/01/34	0.000	1,019,828
2,200,000	Chino Valley Unified School District, General Obligation Bonds[4]	08/01/35	0.000	1,477,015
1,225,000	Chino Valley Unified School District, General Obligation Bonds[4]	08/01/38	0.000	718,971
1,800,000	Chino Valley Unified School District, General Obligation Bonds[4]	08/01/39	0.000	1,002,749
1,500,000	Chino Valley Unified School District, General Obligation Bonds[4]	08/01/42	0.000	710,718
6,150,000	Lake Tahoe Unified School District, General Obligation Bonds, AGM[4]	08/01/45	0.000	5,172,369
1,000,000	Long Beach Bond Finance Authority, Revenue Bonds (3-Month CME Term SOFR + 1.450%)[2]	11/15/27	4.656	1,008,940
5,500,000	Long Beach Community College District, General Obligation Bonds[4]	08/01/49	0.000	3,921,584
6,920,000	Long Beach Unified School District, General Obligation Bonds[4]	08/01/36	0.000	4,265,975
2,900,000	Los Angeles Department of Water & Power, Revenue Bonds	07/01/32	5.000	2,964,553
14,900,000	Los Angeles Department of Water & Power Water System Revenue, Revenue Bonds[2,5]	02/01/25	4.000	14,900,000
15,950,000	Modesto Irrigation District, Revenue Bonds, NPFG (3-Month CME Term SOFR + 0.630%)[2]	09/01/37	3.820	15,319,924

BBH Intermediate Municipal Bond Fund

Portfolio of Investments (continued)
January 31, 2025 (unaudited)
All investments in the United States, except as noted.

Principal Amount		Maturity Date	Interest Rate	Value
	Municipal Bonds (continued)
	California (continued)
$7,240,000	Mount San Antonio Community College District, General Obligation Bonds[4]	08/01/43	0.000%	$7,130,228
10,000,000	Northern California Energy Authority, Revenue Bonds[1,2]	12/01/54	5.000	10,596,552
5,595,000	Northern California Gas Authority No 1, Revenue Bonds (3-Month CME Term SOFR + 0.720%)[2]	07/01/27	3.783	5,591,652
1,200,000	Rialto Unified School District, General Obligation Bonds, BAM[4]	08/01/40	0.000	609,063
1,430,000	Rialto Unified School District, General Obligation Bonds, BAM[4]	08/01/42	0.000	648,779
13,000,000	Rio Hondo Community College District, General Obligation Bonds[4]	08/01/43	0.000	5,533,524
4,350,000	Rio Hondo Community College District, General Obligation Bonds[4]	08/01/44	0.000	1,750,480
1,035,000	Roseville Joint Union High School District, General Obligation Bonds[4]	08/01/33	0.000	736,305
6,375,000	Sacramento County Water Financing Authority, Revenue Bonds, NPFG (3-Month CME Term SOFR + 0.570%)[2]	06/01/39	3.760	5,828,200
1,000,000	San Diego Unified School District, General Obligation Bonds[3]	07/01/31	5.000	1,129,404
1,200,000	San Diego Unified School District, General Obligation Bonds[3]	07/01/34	5.000	1,396,436
2,000,000	San Diego Unified School District, General Obligation Bonds[3]	07/01/34	5.000	2,345,055
1,520,000	San Diego Unified School District, General Obligation Bonds[3]	07/01/36	5.000	1,747,664
1,000,000	San Diego Unified School District, General Obligation Bonds[3]	07/01/38	5.000	1,137,233
1,000,000	San Diego Unified School District, General Obligation Bonds[3]	07/01/39	5.000	1,128,741

BBH Intermediate Municipal Bond Fund

Portfolio of Investments (continued)
January 31, 2025 (unaudited)
All investments in the United States, except as noted.

Principal Amount		Maturity Date	Interest Rate	Value
	Municipal Bonds (continued)
	California (continued)
$3,510,000	San Mateo Union High School District, General Obligation Bonds[4]	09/01/41	0.000%	$3,705,442
1,015,000	South San Francisco Unified School District, General Obligation Bonds[3]	09/01/36	5.000	1,176,252
1,110,000	South San Francisco Unified School District, General Obligation Bonds[3]	09/01/37	5.000	1,275,543
1,040,000	Windsor Unified School District, General Obligation Bonds[4]	08/01/33	0.000	756,412
	Total California			146,568,999

	Colorado (2.1%)
3,015,000	City & County of Denver Airport System Revenue, Revenue Bonds	12/01/28	5.000	3,172,982
3,275,000	City & County of Denver Airport System Revenue, Revenue Bonds	11/15/34	5.250	3,656,363
2,000,000	City & County of Denver Airport System Revenue, Revenue Bonds	11/15/35	5.250	2,224,022
790,000	City & County of Denver Airport System Revenue, Revenue Bonds	11/15/36	5.250	875,116
3,000,000	City & County of Denver Airport System Revenue, Revenue Bonds	11/15/36	5.750	3,555,964
1,810,000	City & County of Denver Airport System Revenue, Revenue Bonds	11/15/37	5.000	1,933,005
650,000	City & County of Denver Airport System Revenue, Revenue Bonds	11/15/37	5.500	733,620
435,599	Colorado Housing & Finance Authority, Revenue Bonds, GNMA	11/01/48	4.200	427,215
3,700,000	E-470 Public Highway Authority, Revenue Bonds, NPFG[4]	09/01/35	0.000	2,214,633
5,000,000	E-470 Public Highway Authority, Revenue Bonds, NPFG[4]	09/01/37	0.000	2,697,360

BBH Intermediate Municipal Bond Fund

Portfolio of Investments (continued)
January 31, 2025 (unaudited)
All investments in the United States, except as noted.

Principal Amount		Maturity Date	Interest Rate	Value
	Municipal Bonds (continued)
	Colorado (2.1%) (continued)
$7,700,000	E-470 Public Highway Authority, Revenue Bonds (SOFR + 0.750%)[2]	09/01/39	3.665%	$7,709,521
	Total Colorado			29,199,801

	Connecticut (2.3%)
165,000	Connecticut Housing Finance Authority, Revenue Bonds	05/15/30	2.000	146,640
450,000	Connecticut Housing Finance Authority, Revenue Bonds	11/15/30	2.050	399,855
400,000	Connecticut Housing Finance Authority, Revenue Bonds	05/15/31	2.100	338,627
1,320,000	Connecticut Housing Finance Authority, Revenue Bonds, FHLMC, FNMA, GNMA	05/15/42	4.250	1,329,574
3,375,000	Connecticut Housing Finance Authority, Revenue Bonds	05/15/54	6.250	3,677,667
2,165,000	Connecticut Housing Finance Authority, Revenue Bonds	11/15/54	6.000	2,387,614
4,965,000	Connecticut Housing Finance Authority, Revenue Bonds, FHLMC, FNMA, GNMA	11/15/54	6.000	5,374,031
10,700,000	Connecticut State Health & Educational Facilities Authority, Revenue Bonds[1,2]	07/01/49	1.100	10,692,727
6,580,000	Connecticut State Health & Educational Facilities Authority, Revenue Bonds[1,2]	07/01/57	2.800	6,554,947
	Total Connecticut			30,901,682

	District of Columbia (1.1%)
5,665,000	District of Columbia, Revenue Bonds	07/15/40	5.000	5,707,541
1,585,000	Metropolitan Washington Airports Authority Aviation Revenue, Revenue Bonds	10/01/30	5.000	1,704,093
2,900,000	Metropolitan Washington Airports Authority Aviation Revenue, Revenue Bonds	10/01/31	5.000	2,963,792
1,170,000	Metropolitan Washington Airports Authority Aviation Revenue, Revenue Bonds	10/01/34	5.000	1,222,849

BBH Intermediate Municipal Bond Fund

Portfolio of Investments (continued)
January 31, 2025 (unaudited)
All investments in the United States, except as noted.

Principal Amount		Maturity Date	Interest Rate	Value
	Municipal Bonds (continued)
	District of Columbia (continued)
$2,085,000	Metropolitan Washington Airports Authority Aviation Revenue, Revenue Bonds	10/01/37	5.000%	$2,220,672
1,250,000	Metropolitan Washington Airports Authority Aviation Revenue, Revenue Bonds	10/01/40	5.000	1,324,339
	Total District of Columbia			15,143,286

	Florida (5.0%)
7,750,000	City of South Miami Health Facilities Authority, Inc., Revenue Bonds	08/15/42	5.000	7,877,497
3,050,000	County of Broward Airport System Revenue, Revenue Bonds	10/01/31	5.000	3,224,801
3,000,000	County of Miami-Dade Aviation Revenue, Revenue Bonds	10/01/32	5.000	3,246,187
7,290,000	County of Miami-Dade Aviation Revenue, Revenue Bonds	10/01/33	5.000	7,914,410
2,105,000	County of Miami-Dade Aviation Revenue, Revenue Bonds	10/01/34	5.000	2,293,557
11,560,000	County of Miami-Dade Aviation Revenue, Revenue Bonds	10/01/36	5.000	12,489,211
2,725,000	Florida Housing Finance Corp., Revenue Bonds, FHLMC, FNMA, GNMA	01/01/54	5.500	2,852,207
3,500,000	Florida Housing Finance Corp., Revenue Bonds, FHLMC, FNMA, GNMA	01/01/55	6.250	3,856,947
1,920,000	Greater Orlando Aviation Authority, Revenue Bonds	10/01/32	5.000	2,068,823
5,030,000	Greater Orlando Aviation Authority, Revenue Bonds	10/01/36	5.000	5,257,247
6,630,000	Greater Orlando Aviation Authority, Revenue Bonds	10/01/36	5.000	6,788,950
1,860,000	Greater Orlando Aviation Authority, Revenue Bonds	10/01/37	5.000	1,901,014
3,275,000	Greater Orlando Aviation Authority, Revenue Bonds	10/01/38	5.000	3,407,542
5,335,000	Hillsborough County Aviation Authority, Revenue Bonds	10/01/39	5.000	5,688,530
	Total Florida			68,866,923

BBH Intermediate Municipal Bond Fund

Portfolio of Investments (continued)
January 31, 2025 (unaudited)
All investments in the United States, except as noted.

Principal Amount		Maturity Date	Interest Rate	Value
	Municipal Bonds (continued)
	Georgia (2.5%)
$6,600,000	County of Fulton Water & Sewerage Revenue, Revenue Bonds	01/01/34	4.000%	$6,600,147
5,360,000	Development Authority of Burke County, Revenue Bonds[1,2,3]	01/01/40	3.600	5,355,726
2,800,000	Development Authority of Burke County, Revenue Bonds[1,2,3]	11/01/45	3.600	2,797,767
7,500,000	Main Street Natural Gas, Inc., Revenue Bonds[1,2]	12/01/53	5.000	7,945,048
5,600,000	Main Street Natural Gas, Inc., Revenue Bonds[1,2]	04/01/54	5.000	5,943,649
1,750,000	Monroe County Development Authority, Revenue Bonds	07/01/25	2.250	1,737,030
3,935,000	Monroe County Development Authority, Revenue Bonds[1,2,3]	01/01/39	3.600	3,931,862
	Total Georgia			34,311,229

	Hawaii (1.1%)
1,500,000	City & County Honolulu Wastewater System Revenue, Revenue Bonds[3]	07/01/34	5.000	1,711,656
2,150,000	City & County Honolulu Wastewater System Revenue, Revenue Bonds[3]	07/01/35	5.000	2,468,177
3,000,000	City & County Honolulu Wastewater System Revenue, Revenue Bonds[3]	07/01/36	5.000	3,428,406
2,500,000	City & County Honolulu Wastewater System Revenue, Revenue Bonds[3]	07/01/37	5.000	2,843,635
3,400,000	City & County Honolulu Wastewater System Revenue, Revenue Bonds[3]	07/01/38	5.000	3,842,749
	Total Hawaii			14,294,623

	Idaho (0.4%)
4,930,000	Idaho Housing & Finance Association, Revenue Bonds, FHLMC, FNMA, GNMA	07/01/54	6.000	5,433,682
	Total Idaho			5,433,682

BBH Intermediate Municipal Bond Fund

Portfolio of Investments (continued)
January 31, 2025 (unaudited)
All investments in the United States, except as noted.

Principal Amount		Maturity Date	Interest Rate	Value
	Municipal Bonds (continued)
	Illinois (2.3%)
$4,625,000	Illinois Finance Authority, Revenue Bonds	02/15/36	5.000%	$4,745,746
3,470,000	Illinois Finance Authority, Revenue Bonds	08/15/36	4.000	3,498,511
2,570,000	Illinois Housing Development Authority, Revenue Bonds, FHLMC, FNMA, GNMA	10/01/52	6.250	2,763,554
5,145,000	Illinois Housing Development Authority, Revenue Bonds, FHLMC, FNMA, GNMA	04/01/53	5.250	5,453,572
4,625,000	Illinois Housing Development Authority, Revenue Bonds, FHLMC, FNMA, GNMA	10/01/53	6.250	5,126,970
5,580,000	Illinois Housing Development Authority, Revenue Bonds, FHLMC, FNMA, GNMA	04/01/54	6.250	6,072,481
3,955,000	Illinois Housing Development Authority, Revenue Bonds, FHLMC, FNMA, GNMA	10/01/55	6.250	4,351,060
	Total Illinois			32,011,894

	Indiana (0.7%)
3,000,000	Indiana Finance Authority, Revenue Bonds	11/01/43	5.000	3,093,726
5,855,000	Indiana Housing & Community Development Authority, Revenue Bonds, FHLMC, FNMA, GNMA	07/01/52	4.750	6,023,427
	Total Indiana			9,117,153

	Iowa (0.5%)
1,350,000	Iowa Finance Authority, Revenue Bonds, FHLMC, FNMA, GNMA	01/01/44	5.000	1,411,225
680,000	Iowa Finance Authority, Revenue Bonds, FHLMC, FNMA, GNMA	01/01/49	3.500	672,727
4,795,000	Iowa Finance Authority, Revenue Bonds, FHLMC, FNMA, GNMA	07/01/53	6.250	5,240,599
	Total Iowa			7,324,551

BBH Intermediate Municipal Bond Fund

Portfolio of Investments (continued)

January 31, 2025 (unaudited)

All investments in the United States, except as noted.

Principal Amount		Maturity Date	Interest Rate	Value
	Municipal Bonds (continued)
	Kentucky (1.9%)
$5,000,000	County of Trimble, Revenue Bonds	11/01/27	1.350%	$4,665,966
3,725,000	County of Trimble, Revenue Bonds[1,2]	06/01/54	4.700	3,774,774
4,920,000	Kentucky Housing Corp., Revenue Bonds, FHLMC, FNMA, GNMA	07/01/54	6.250	5,460,699
12,500,000	Kentucky Public Energy Authority, Revenue Bonds (SOFR + 1.200%)[2]	08/01/52	4.115	12,563,154
	Total Kentucky			26,464,593

	Louisiana (0.4%)
5,180,000	Louisiana Public Facilities Authority, Revenue Bonds, NPFG (3-Month CME Term SOFR + 0.700%)[2]	02/15/36	3.906	5,055,252
	Total Louisiana			5,055,252

	Massachusetts (0.4%)
370,000	Massachusetts Housing Finance Agency, Revenue Bonds	06/01/34	3.300	353,652
485,000	Massachusetts Housing Finance Agency, Revenue Bonds	12/01/36	3.450	463,380
5,000,000	Massachusetts School Building Authority, Revenue Bonds	08/15/32	4.000	5,007,882
	Total Massachusetts			5,824,914

	Michigan (1.0%)
20,000	Detroit City School District, General Obligation Bonds, BHAC, FGIC	05/01/25	5.250	20,113
2,850,000	Detroit City School District, General Obligation Bonds, AGM	05/01/29	6.000	3,067,240
10,500,000	Michigan Finance Authority, Revenue Bonds (SIFMA Municipal Swap Index Yield + 0.750%)[2]	04/15/47	3.000	10,449,819
	Total Michigan			13,537,172

BBH Intermediate Municipal Bond Fund

Portfolio of Investments (continued)

January 31, 2025 (unaudited)

All investments in the United States, except as noted.

Principal Amount		Maturity Date	Interest Rate	Value
	Municipal Bonds (continued)
	Minnesota (2.6%)
$1,300,000	Duluth Independent School District No 709, General Obligation Bonds[4]	02/01/31	0.000%	$990,537
1,050,000	Duluth Independent School District No 709, General Obligation Bonds[4]	02/01/32	0.000	758,874
1,035,000	Duluth Independent School District No 709, General Obligation Bonds[4]	02/01/33	0.000	708,304
980,000	Minnesota Housing Finance Agency, Revenue Bonds, FHLMC, FNMA, GNMA	07/01/36	5.350	1,024,107
577,407	Minnesota Housing Finance Agency, Revenue Bonds, FHLMC, FNMA, GNMA	03/01/47	2.930	497,964
489,952	Minnesota Housing Finance Agency, Revenue Bonds, FHA, FHLMC, FNMA, GNMA	01/01/49	3.600	460,135
1,335,000	Minnesota Housing Finance Agency, Revenue Bonds, FHLMC, FNMA, GNMA	01/01/49	4.250	1,346,845
1,258,769	Minnesota Housing Finance Agency, Revenue Bonds, FHLMC, FNMA, GNMA	03/01/49	3.450	1,147,048
560,752	Minnesota Housing Finance Agency, Revenue Bonds, FHLMC, FNMA, GNMA	06/01/49	3.150	501,835
2,844,211	Minnesota Housing Finance Agency, Revenue Bonds, FHLMC, FNMA, GNMA	01/01/50	2.470	2,291,931
2,970,000	Minnesota Housing Finance Agency, Revenue Bonds, FHLMC, FNMA, GNMA	07/01/53	5.000	3,071,555
6,305,000	Minnesota Housing Finance Agency, Revenue Bonds, FHLMC, FNMA, GNMA	07/01/54	6.250	6,869,767
4,995,000	Minnesota Housing Finance Agency, Revenue Bonds, FHLMC, FNMA, GNMA	07/01/54	6.500	5,515,428
5,125,000	Minnesota Housing Finance Agency, Revenue Bonds, FHLMC, FNMA, GNMA	01/01/55	6.250	5,743,764

BBH Intermediate Municipal Bond Fund

Portfolio of Investments (continued)

January 31, 2025 (unaudited)

All investments in the United States, except as noted.

Principal Amount		Maturity Date	Interest Rate	Value
	Municipal Bonds (continued)
	Minnesota (continued)
$3,490,000	Minnesota Housing Finance Agency, Revenue Bonds, FHLMC, FNMA, GNMA	01/01/55	6.500%	$3,950,180
	Total Minnesota			34,878,274

	Missouri (1.0%)
2,465,000	Missouri Housing Development Commission, Revenue Bonds, FHLMC, FNMA, GNMA	11/01/52	4.750	2,527,238
5,200,000	Missouri Housing Development Commission, Revenue Bonds, FHLMC, FNMA, GNMA	05/01/53	5.750	5,518,046
4,935,000	Missouri Housing Development Commission, Revenue Bonds, FHLMC, FNMA, GNMA	05/01/55	6.000	5,442,209
	Total Missouri			13,487,493

	Montana (0.3%)
360,000	Montana Board of Housing, Revenue Bonds	12/01/43	4.000	360,905
2,475,000	Montana Board of Housing, Revenue Bonds	12/01/50	4.000	2,488,424
1,385,000	Montana Board of Housing, Revenue Bonds	12/01/52	5.000	1,430,592
	Total Montana			4,279,921

	Nebraska (1.1%)
14,450,000	Central Plains Energy Project, Revenue Bonds[1,2]	05/01/53	5.000	15,063,878
	Total Nebraska			15,063,878

	Nevada (1.4%)
2,000,000	County of Clark, Revenue Bonds[1,2]	01/01/36	3.750	1,999,024
4,500,000	County of Washoe, Revenue Bonds[1,2]	03/01/36	4.125	4,518,666
6,435,000	County of Washoe, Revenue Bonds[1,2]	03/01/36	4.125	6,461,692
750,000	Reno-Tahoe Airport Authority, Revenue Bonds	07/01/36	5.000	806,775

BBH Intermediate Municipal Bond Fund

Portfolio of Investments (continued)

January 31, 2025 (unaudited)

All investments in the United States, except as noted.

Principal Amount		Maturity Date	Interest Rate	Value
	Municipal Bonds (continued)
	Nevada (continued)
$700,000	Reno-Tahoe Airport Authority, Revenue Bonds	07/01/37	5.250%	$768,458
1,350,000	Reno-Tahoe Airport Authority, Revenue Bonds	07/01/39	5.250	1,462,411
725,000	Reno-Tahoe Airport Authority, Revenue Bonds	07/01/40	5.250	781,081
1,500,000	Reno-Tahoe Airport Authority, Revenue Bonds	07/01/41	5.250	1,606,574
	Total Nevada			18,404,681

	New Jersey (1.3%)
9,575,000	New Jersey Transportation Trust Fund Authority, Revenue Bonds[4]	12/15/31	0.000	7,499,853
3,535,000	New Jersey Transportation Trust Fund Authority, Revenue Bonds, AGM[4]	12/15/33	0.000	2,564,048
2,285,000	New Jersey Transportation Trust Fund Authority, Revenue Bonds[4]	12/15/34	0.000	1,570,554
7,295,000	New Jersey Transportation Trust Fund Authority, Revenue Bonds[4]	12/15/34	0.000	5,014,089
1,750,000	Township of Ewing, General Obligation Bonds	08/01/29	2.000	1,603,945
	Total New Jersey			18,252,489

	New Mexico (2.0%)
8,600,000	City of Farmington, Revenue Bonds	04/01/29	1.800	7,624,916
650,000	New Mexico Mortgage Finance Authority, Revenue Bonds, FHLMC, FNMA, GNMA	01/01/49	4.000	651,962
9,820,000	New Mexico Mortgage Finance Authority, Revenue Bonds, FHLMC, FNMA, GNMA	09/01/54	6.500	10,826,476
2,965,000	New Mexico Mortgage Finance Authority, Revenue Bonds, FHLMC, FNMA, GNMA	03/01/55	5.750	3,194,904
4,970,000	New Mexico Mortgage Finance Authority, Revenue Bonds, FHLMC, FNMA, GNMA	03/01/55	6.000	5,455,976
	Total New Mexico			27,754,234

BBH Intermediate Municipal Bond Fund

Portfolio of Investments (continued)

January 31, 2025 (unaudited)

All investments in the United States, except as noted.

Principal Amount		Maturity Date	Interest Rate	Value
	Municipal Bonds (continued)
	New York (5.8%)
$2,055,000	Metropolitan Transportation Authority, Revenue Bonds	11/15/32	5.000%	$2,076,367
5,000,000	Metropolitan Transportation Authority, Revenue Bonds	11/15/37	5.000	5,088,704
8,225,000	Metropolitan Transportation Authority, Revenue Bonds[1,2]	11/15/45	5.000	8,764,951
6,340,000	New York City Transitional Finance Authority, Revenue Bonds	05/01/46	5.000	6,803,549
2,565,000	New York State Dormitory Authority, Revenue Bonds	07/01/38	4.000	2,611,808
7,500,000	New York State Housing Finance Agency, Revenue Bonds, FNMA[1,2]	11/01/50	3.950	7,393,226
5,000,000	New York State Housing Finance Agency, Revenue Bonds[1,2]	06/15/54	3.350	4,995,865
8,000,000	Port Authority of New York & New Jersey, Revenue Bonds	07/15/26	5.000	8,008,294
1,750,000	Port Authority of New York & New Jersey, Revenue Bonds	09/15/32	5.000	1,804,807
1,730,000	Port Authority of New York & New Jersey, Revenue Bonds	11/01/32	5.000	1,822,861
2,800,000	Port Authority of New York & New Jersey, Revenue Bonds	07/15/34	5.000	3,048,275
5,000,000	Port Authority of New York & New Jersey, Revenue Bonds	09/15/34	5.000	5,138,499
1,320,000	Port Authority of New York & New Jersey, Revenue Bonds	10/15/34	5.000	1,414,637
3,910,000	Port Authority of New York & New Jersey, Revenue Bonds	12/01/34	5.000	4,263,679
1,500,000	Port Authority of New York & New Jersey, Revenue Bonds	07/15/35	5.000	1,584,873
1,395,000	Port Authority of New York & New Jersey, Revenue Bonds	08/01/36	5.000	1,497,015
1,145,000	Port Authority of New York & New Jersey, Revenue Bonds	07/15/37	5.000	1,229,517
1,010,000	Port Authority of New York & New Jersey, Revenue Bonds	01/15/38	5.000	1,077,707
1,750,000	Port Authority of New York & New Jersey, Revenue Bonds	07/15/38	5.000	1,869,144
1,050,000	Port Authority of New York & New Jersey, Revenue Bonds	01/15/39	5.000	1,115,469

BBH Intermediate Municipal Bond Fund

Portfolio of Investments (continued)

January 31, 2025 (unaudited)

All investments in the United States, except as noted.

Principal Amount		Maturity Date	Interest Rate	Value
	Municipal Bonds (continued)
	New York (continued)
$2,750,000	Triborough Bridge & Tunnel Authority, Revenue Bonds (SOFR + 1.050%)[2]	04/01/26	3.965%	$2,749,149
1,165,000	Triborough Bridge & Tunnel Authority, Revenue Bonds[4]	11/15/35	0.000	771,559
6,500,000	Triborough Bridge & Tunnel Authority, Revenue Bonds[4]	11/15/36	0.000	4,103,375
	Total New York			79,233,330

	North Carolina (2.3%)
975,000	North Carolina Housing Finance Agency, Revenue Bonds	07/01/47	4.000	976,794
5,685,000	North Carolina Housing Finance Agency, Revenue Bonds, FHLMC, FNMA, GNMA	01/01/54	5.500	6,081,726
4,995,000	North Carolina Housing Finance Agency, Revenue Bonds, FHLMC, FNMA, GNMA	01/01/55	6.250	5,580,351
9,040,000	North Carolina Housing Finance Agency, Revenue Bonds, FHLMC, FNMA, GNMA	01/01/55	6.250	9,833,270
8,000,000	North Carolina Housing Finance Agency, Revenue Bonds, FHLMC, FNMA, GNMA	07/01/55	6.250	8,813,126
	Total North Carolina			31,285,267

	North Dakota (0.6%)
610,000	North Dakota Housing Finance Agency, Revenue Bonds	01/01/49	4.250	613,838
2,010,000	North Dakota Housing Finance Agency, Revenue Bonds	07/01/49	4.250	2,024,428
5,715,000	North Dakota Housing Finance Agency, Revenue Bonds	07/01/53	5.750	6,053,871
	Total North Dakota			8,692,137

	Ohio (1.6%)
7,000,000	Lancaster Port Authority, Revenue Bonds[1,2]	02/01/55	5.000	7,416,703
6,840,000	Ohio Housing Finance Agency, Revenue Bonds, FHLMC, FNMA, GNMA	03/01/54	5.750	7,212,918

BBH Intermediate Municipal Bond Fund

Portfolio of Investments (continued)
January 31, 2025 (unaudited)

All investments in the United States, except as noted.

Principal Amount		Maturity Date	Interest Rate	Value
	Municipal Bonds (continued)
	Ohio (continued)
$6,500,000	Ohio Housing Finance Agency,
	Revenue Bonds, FHLMC,
	FNMA, GNMA	03/01/55	6.250%	$7,148,871
	Total Ohio			21,778,492

	Oklahoma (1.3%)
2,940,000	Oklahoma Housing Finance Agency, Revenue Bonds,
	FHLMC, FNMA, GNMA	03/01/54	6.000	3,214,508
5,000,000	Oklahoma Housing Finance Agency, Revenue Bonds, FHLMC, FNMA, GNMA	03/01/56	6.500	5,696,986
1,000,000	Oklahoma Turnpike Authority, Revenue Bonds[3]	01/01/32	5.000	1,094,301
1,575,000	Oklahoma Turnpike Authority, Revenue Bonds[3]	01/01/37	5.000	1,768,169
1,000,000	Oklahoma Turnpike Authority, Revenue Bonds[3]	01/01/38	5.000	1,114,983
1,200,000	Oklahoma Turnpike Authority, Revenue Bonds[3]	01/01/39	5.000	1,330,645
1,000,000	Oklahoma Turnpike Authority, Revenue Bonds[3]	01/01/40	5.000	1,101,708
1,000,000	Oklahoma Turnpike Authority, Revenue Bonds[3]	01/01/41	5.000	1,092,893
1,000,000	Oklahoma Turnpike Authority, Revenue Bonds[3]	01/01/42	5.000	1,084,232
	Total Oklahoma			17,498,425

	Oregon (6.1%)
3,150,000	Clackamas & Washington Counties School District No 3, General Obligation Bonds[4]	06/15/36	0.000	1,989,975
3,250,000	Clackamas County School District No 12 North Clackamas, General Obligation Bonds[4]	06/15/34	0.000	2,209,640
825,000	Lane & Douglas Counties School District No 28J Fern Ridge, General Obligation Bonds[4]	06/15/36	0.000	897,702
1,075,000	Lane & Douglas Counties School District No 28J Fern Ridge, General Obligation Bonds[4]	06/15/37	0.000	1,163,818

BBH Intermediate Municipal Bond Fund

Portfolio of Investments (continued)
January 31, 2025 (unaudited)

All investments in the United States, except as noted.

Principal Amount		Maturity Date	Interest Rate	Value
	Municipal Bonds (continued)
	Oregon (continued)
$2,165,000	Lane & Douglas Counties School District No 28J Fern Ridge, General Obligation Bonds[4]	06/15/39	0.000%	$2,315,587
1,255,000	Lane & Douglas Counties School District No 28J Fern Ridge, General Obligation Bonds[4]	06/15/40	0.000	1,331,412
1,500,000	Lane County School District No 40 Creswell, General Obligation Bonds[4]	06/15/43	0.000	604,354
1,445,000	Multnomah & Clackamas Counties School District No 10JT Gresham-Barlow, General Obligation Bonds[4]	06/15/32	0.000	1,076,454
6,000,000	Multnomah & Clackamas Counties School District No 10JT Gresham-Barlow, General Obligation Bonds[4]	06/15/36	0.000	3,651,883
2,585,000	Multnomah County School District No 40, General Obligation Bonds[4]	06/15/26	0.000	2,473,244
1,515,000	Multnomah County School District No 40, General Obligation Bonds[4]	06/15/34	0.000	1,057,070
2,250,000	Multnomah County School District No 40, General Obligation Bonds[4]	06/15/38	0.000	1,247,545
21,000,000	Multnomah County School District No 40, General Obligation Bonds[4]	06/15/43	0.000	8,674,592
1,000,000	Multnomah County School District No 7 Reynolds, General Obligation Bonds[4]	06/15/31	0.000	767,991
12,000,000	Multnomah County School District No 7 Reynolds, General Obligation Bonds[4]	06/15/35	0.000	7,600,477
300,000	Oregon Coast Community College District, General Obligation Bonds[4]	06/15/33	0.000	326,708
300,000	Oregon Coast Community College District, General Obligation Bonds[4]	06/15/34	0.000	328,686

BBH Intermediate Municipal Bond Fund

Portfolio of Investments (continued)

January 31, 2025 (unaudited)

All investments in the United States, except as noted.

Principal Amount		Maturity Date	Interest Rate	Value
	Municipal Bonds (continued)
	Oregon (continued)
$560,000	Oregon Coast Community College District, General Obligation Bonds[4]	06/15/36	0.000%	$606,085
510,000	Oregon Coast Community College District, General Obligation Bonds[4]	06/15/38	0.000	545,864
635,000	Oregon Coast Community College District, General Obligation Bonds[4]	06/15/42	0.000	661,074
1,390,000	Oregon Coast Community College District, General Obligation Bonds[4]	06/15/44	0.000	1,434,886
2,000,000	Port of Portland Airport Revenue, Revenue Bonds	07/01/36	5.000	2,034,708
3,000,000	Port of Portland Airport Revenue, Revenue Bonds	07/01/36	5.000	3,222,306
5,000,000	Port of Portland Airport Revenue, Revenue Bonds	07/01/38	4.000	4,907,688
5,135,000	Port of Portland Airport Revenue, Revenue Bonds	07/01/41	5.000	5,405,506
1,045,000	Salem-Keizer School District No 24J, General Obligation Bonds[4]	06/15/35	0.000	687,204
1,905,000	Tillamook Bay Community College District, General Obligation Bonds[4]	06/15/38	0.000	1,082,101
3,750,000	Washington & Multnomah Counties School District No 48J Beaverton, General Obligation Bonds[4]	06/15/31	0.000	2,938,058
3,350,000	Washington & Multnomah Counties School District No 48J Beaverton, General Obligation Bonds[4]	06/15/34	0.000	2,284,798
9,000,000	Washington & Multnomah Counties School District No 48J Beaverton, General Obligation Bonds[4]	06/15/37	0.000	5,343,578
1,800,000	Washington & Multnomah Counties School District No 48J Beaverton, General Obligation Bonds[4]	06/15/41	0.000	849,213

BBH Intermediate Municipal Bond Fund

Portfolio of Investments (continued)

January 31, 2025 (unaudited)

All investments in the United States, except as noted.

Principal Amount		Maturity Date	Interest Rate	Value
	Municipal Bonds (continued)
	Oregon (continued)
$1,500,000	Washington Clackamas & Yamhill Counties School District No 88J, General Obligation Bonds[4]	06/15/31	0.000%	$1,175,958
1,380,000	Washington Clackamas & Yamhill Counties School District No 88J, General Obligation Bonds[4]	06/15/33	0.000	985,107
3,530,000	Washington Clackamas & Yamhill Counties School District No 88J, General Obligation Bonds[4]	06/15/37	0.000	2,043,338
6,000,000	Washington Clackamas & Yamhill Counties School District No 88J, General Obligation Bonds[4]	06/15/39	0.000	3,115,388
4,800,000	Washington Clackamas & Yamhill Counties School District No 88J, General Obligation Bonds[4]	06/15/40	0.000	2,353,963
5,000,000	Washington Clackamas & Yamhill Counties School District No 88J, General Obligation Bonds[4]	06/15/41	0.000	2,311,460
4,385,000	Washington County School District No 13 Banks, General Obligation Bonds[4]	06/15/44	0.000	1,766,603
	Total Oregon			83,472,024

	Pennsylvania (2.1%)
1,980,000	Allegheny County Airport Authority, Revenue Bonds, AGM	01/01/35	5.000	2,136,514
1,000,000	Allegheny County Airport Authority, Revenue Bonds, AGM	01/01/36	5.250	1,094,787
1,000,000	Allegheny County Airport Authority, Revenue Bonds, AGM	01/01/37	5.250	1,090,968
5,865,000	Butler County General Authority, Revenue Bonds, AGM (3-Month CME Term SOFR + 0.700%)[2]	10/01/34	3.763	5,699,958

BBH Intermediate Municipal Bond Fund

Portfolio of Investments (continued)

January 31, 2025 (unaudited)

All investments in the United States, except as noted.

Principal Amount		Maturity Date	Interest Rate	Value
	Municipal Bonds (continued)
	Pennsylvania (continued)
$1,365,000	Central Dauphin School District, General Obligation Bonds	02/01/25	5.000%	$1,365,000
7,875,000	Pennsylvania Turnpike Commission, Revenue Bonds[4]	12/01/37	0.000	7,581,472
3,350,000	Pennsylvania Turnpike Commission, Revenue Bonds[4]	12/01/41	0.000	1,522,867
5,000,000	School District of Philadelphia, General Obligation Bonds	09/01/29	5.000	5,125,865
2,500,000	School District of Philadelphia, General Obligation Bonds	09/01/34	5.000	2,549,410
	Total Pennsylvania			28,166,841

	South Carolina (1.0%)
1,750,000	South Carolina Ports Authority, Revenue Bonds	07/01/55	5.250	1,764,230
4,095,000	South Carolina State Housing Finance & Development Authority, Revenue Bonds	01/01/54	5.750	4,434,986
6,905,000	South Carolina State Housing Finance & Development Authority, Revenue Bonds	01/01/54	6.000	7,555,621
	Total South Carolina			13,754,837

	South Dakota (1.5%)
375,000	South Dakota Housing Development Authority, Revenue Bonds	11/01/45	4.000	375,150
955,000	South Dakota Housing Development Authority, Revenue Bonds	11/01/46	3.500	953,689
1,070,000	South Dakota Housing Development Authority, Revenue Bonds	11/01/48	4.500	1,081,673
1,850,000	South Dakota Housing Development Authority, Revenue Bonds	11/01/49	4.000	1,859,101
4,330,000	South Dakota Housing Development Authority, Revenue Bonds	05/01/53	5.000	4,467,689

BBH Intermediate Municipal Bond Fund

Portfolio of Investments (continued)

January 31, 2025 (unaudited)

All investments in the United States, except as noted.

Principal Amount		Maturity Date	Interest Rate	Value
	Municipal Bonds (continued)
	South Dakota (continued)
$5,290,000	South Dakota Housing Development Authority, Revenue Bonds, FHLMC, FNMA, GNMA	05/01/54	6.000%	$5,647,821
5,000,000	South Dakota Housing Development Authority, Revenue Bonds, FHLMC, FNMA, GNMA	11/01/55	6.250	5,608,132
	Total South Dakota			19,993,255

	Tennessee (1.9%)
1,200,000	Metropolitan Nashville Airport Authority, Revenue Bonds	07/01/34	5.250	1,322,358
1,125,000	Metropolitan Nashville Airport Authority, Revenue Bonds	07/01/35	5.250	1,235,575
5,575,000	New Memphis Arena Public Building Authority, Revenue Bonds[4]	04/01/29	0.000	5,265,951
3,090,000	New Memphis Arena Public Building Authority, Revenue Bonds[4]	04/01/33	0.000	2,192,422
3,000,000	New Memphis Arena Public Building Authority, Revenue Bonds[4]	04/01/35	0.000	1,925,400
3,750,000	Tennergy Corp., Revenue Bonds[1,2]	10/01/54	5.000	3,945,424
2,090,000	Tennessee Energy Acquisition Corp., Revenue Bonds[1,2]	05/01/52	5.000	2,198,760
775,000	Tennessee Housing Development Agency, Revenue Bonds	01/01/43	4.000	777,251
635,000	Tennessee Housing Development Agency, Revenue Bonds	07/01/48	4.000	636,660
1,320,000	Tennessee Housing Development Agency, Revenue Bonds	07/01/49	4.250	1,328,703
4,850,000	Tennessee Housing Development Agency, Revenue Bonds	01/01/54	6.250	5,277,469
	Total Tennessee			26,105,973

	Texas (10.7%)
1,800,000	City of Austin Airport System Revenue, Revenue Bonds	11/15/36	5.000	1,914,901
2,000,000	City of Houston Airport System Revenue, Revenue Bonds	07/01/31	5.000	2,132,880

BBH Intermediate Municipal Bond Fund

Portfolio of Investments (continued)

January 31, 2025 (unaudited)

All investments in the United States, except as noted.

Principal Amount		Maturity Date	Interest Rate	Value
	Municipal Bonds (continued)
	Texas (continued)
$3,355,000	City of Houston Airport System Revenue, Revenue Bonds, AGM	07/01/36	5.000%	$3,613,565
5,000,000	City of Houston Airport System Revenue, Revenue Bonds, AGM	07/01/41	5.250	5,371,324
4,000,000	Cypress-Fairbanks Independent School District, General Obligation Bonds[3]	02/15/35	5.000	4,628,924
3,555,000	Fort Bend Independent School District, General Obligation Bonds[1,2]	08/01/51	0.720	3,379,068
3,875,000	Fort Bend Independent School District, General Obligation Bonds[1,2]	08/01/54	4.000	3,944,724
1,750,000	Goose Creek Consolidated Independent School District, General Obligation Bonds[1,2]	02/15/35	0.600	1,683,977
555,000	Little Elm Independent School District, General Obligation Bonds[1,2]	08/15/48	0.680	547,719
1,025,000	Love Field Airport Modernization Corp., Revenue Bonds	11/01/25	5.000	1,039,945
2,500,000	Love Field Airport Modernization Corp., Revenue Bonds	11/01/30	5.000	2,663,301
1,500,000	Love Field Airport Modernization Corp., Revenue Bonds	11/01/34	5.000	1,524,863
2,000,000	Love Field Airport Modernization Corp., Revenue Bonds	11/01/35	5.000	2,031,945
4,260,000	Medina Valley Independent School District, General Obligation Bonds[1,2]	02/15/51	0.820	4,122,522
5,000,000	North East Independent School District, General Obligation Bonds[1,2]	08/01/49	3.750	5,047,130
4,915,000	North Texas Tollway Authority, Revenue Bonds, AGC[4]	01/01/36	0.000	3,236,796
10,440,000	North Texas Tollway Authority, Revenue Bonds, AGC[4]	01/01/38	0.000	6,250,362
3,850,000	State of Texas, General Obligation Bonds	08/01/30	4.125	3,836,685

BBH Intermediate Municipal Bond Fund

Portfolio of Investments (continued)

January 31, 2025 (unaudited)

All investments in the United States, except as noted.

Principal Amount		Maturity Date	Interest Rate	Value
	Municipal Bonds (continued)
	Texas (continued)
$6,040,000	State of Texas, General Obligation Bonds	08/01/34	5.000%	$6,604,613
5,745,000	State of Texas, General Obligation Bonds	08/01/40	5.000	6,069,111
520,000	Texas Department of Housing & Community Affairs, Revenue Bonds, GNMA	09/01/35	2.150	421,850
3,860,000	Texas Department of Housing & Community Affairs, Revenue Bonds, GNMA	07/01/37	2.150	2,998,808
4,100,000	Texas Department of Housing & Community Affairs, Revenue Bonds, GNMA	01/01/39	4.000	4,113,459
8,257,388	Texas Department of Housing & Community Affairs, Revenue Bonds, FHLMC, FNMA, GNMA	09/01/47	2.835	7,149,121
1,350,000	Texas Department of Housing & Community Affairs, Revenue Bonds, GNMA	03/01/50	4.000	1,358,338
3,185,000	Texas Department of Housing & Community Affairs, Revenue Bonds, GNMA	01/01/53	5.750	3,422,510
3,295,000	Texas Department of Housing & Community Affairs, Revenue Bonds, GNMA	03/01/53	6.000	3,579,183
3,840,000	Texas Department of Housing & Community Affairs, Revenue Bonds, GNMA	03/01/54	6.000	4,217,691
6,260,000	Texas Municipal Gas Acquisition & Supply Corp. I, Revenue Bonds (3-Month CME Term SOFR + 0.700%)[2]	12/15/26	3.796	6,250,216
6,340,000	Texas Municipal Gas Acquisition & Supply Corp. I, Revenue Bonds	12/15/26	6.250	6,551,803
2,275,000	Texas Municipal Gas Acquisition & Supply Corp. II, Revenue Bonds (SIFMA Municipal Swap Index Yield + 0.550%)[2]	09/15/27	2.800	2,255,352

BBH Intermediate Municipal Bond Fund

Portfolio of Investments (continued)

January 31, 2025 (unaudited)

All investments in the United States, except as noted.

Principal Amount		Maturity Date	Interest Rate	Value
	Municipal Bonds (continued)
	Texas (continued)
$8,720,000	Texas Municipal Gas Acquisition & Supply Corp. II, Revenue Bonds (3-Month CME Term SOFR + 0.863%)[2]	09/15/27	3.739%	$8,733,123
12,855,000	Texas Municipal Gas Acquisition & Supply Corp. II, Revenue Bonds (3-Month CME Term SOFR + 1.045%)[2]	09/15/27	3.966	12,919,508
12,000,000	Texas Municipal Gas Acquisition & Supply Corp. V, Revenue Bonds[1,2]	01/01/55	5.000	12,744,160
	Total Texas			146,359,477

	Virginia (2.0%)
3,135,000	City of Norfolk Water Revenue, Revenue Bonds[3]	11/01/30	5.000	3,421,791
3,100,000	City of Norfolk Water Revenue, Revenue Bonds[3]	11/01/31	5.000	3,419,792
3,290,000	City of Norfolk Water Revenue, Revenue Bonds[3]	11/01/32	5.000	3,660,902
3,165,000	City of Norfolk Water Revenue, Revenue Bonds[3]	11/01/33	5.000	3,547,662
1,000,000	City of Norfolk Water Revenue, Revenue Bonds[3]	11/01/38	5.000	1,110,706
8,700,000	Wise County Industrial Development Authority, Revenue Bonds[1,2]	10/01/40	0.750	8,495,406
3,700,000	York County Economic Development Authority, Revenue Bonds[1,2]	05/01/33	3.650	3,753,216
	Total Virginia			27,409,475

	Washington (2.0%)
1,880,000	County of King Sewer Revenue, Revenue Bonds (SIFMA Municipal Swap Index Yield + 0.230%)[2]	01/01/40	2.480	1,862,074
1,590,000	Port of Seattle, Revenue Bonds	06/01/25	3.450	1,589,982
1,500,000	Port of Seattle, Revenue Bonds	06/01/26	3.600	1,500,055
3,750,000	Port of Seattle, Revenue Bonds	04/01/27	5.000	3,753,197
425,000	Port of Seattle, Revenue Bonds	06/01/27	3.750	423,291
5,250,000	Port of Seattle, Revenue Bonds	04/01/34	5.000	5,462,577
5,500,000	Port of Seattle, Revenue Bonds	08/01/34	5.000	5,912,784

BBH Intermediate Municipal Bond Fund

Portfolio of Investments (continued)

January 31, 2025 (unaudited)

All investments in the United States, except as noted.

Principal Amount		Maturity Date	Interest Rate	Value
	Municipal Bonds (continued)
	Washington (continued)
$1,415,000	Port of Seattle, Revenue Bonds	08/01/35	5.000%	$1,511,275
3,385,000	Port of Seattle, Revenue Bonds	04/01/39	5.000	3,477,670
1,940,000	Washington Health Care Facilities Authority, Revenue Bonds[1,2]	10/01/42	4.000	1,982,791
	Total Washington			27,475,696

	Wisconsin (3.6%)
4,025,000	County of Milwaukee Airport Revenue, Revenue Bonds	12/01/30	5.000	4,110,936
2,060,000	County of Milwaukee Airport Revenue, Revenue Bonds	12/01/31	5.000	2,102,032
6,035,000	Public Finance Authority, Revenue Bonds[1,2]	10/01/46	3.700	6,039,207
9,700,000	State of Wisconsin, General Obligation Bonds[3]	05/01/27	5.000	10,188,525
4,000,000	State of Wisconsin, General Obligation Bonds[3]	05/01/33	5.000	4,603,742
2,250,000	State of Wisconsin, General Obligation Bonds[3]	05/01/34	5.000	2,613,689
1,300,000	State of Wisconsin, General Obligation Bonds[3]	05/01/35	5.000	1,524,203
1,650,000	State of Wisconsin, General Obligation Bonds[3]	05/01/36	5.000	1,916,253
735,000	Wisconsin Health & Educational Facilities Authority, Revenue Bonds	11/15/43	4.000	758,588
6,215,000	Wisconsin Health & Educational Facilities Authority, Revenue Bonds	11/15/43	4.000	5,851,981
10,225,000	Wisconsin Health & Educational Facilities Authority, Revenue Bonds	11/15/43	4.000	9,715,518
	Total Wisconsin			49,424,674

	Wyoming (0.3%)
2,325,000	Wyoming Community Development Authority, Revenue Bonds	12/01/34	3.500	2,206,341
1,110,000	Wyoming Community Development Authority, Revenue Bonds	12/01/48	4.000	1,113,926

BBH Intermediate Municipal Bond Fund

Portfolio of Investments (continued)

January 31, 2025 (unaudited)

All investments in the United States, except as noted.

Principal Amount		Maturity Date	Interest Rate	Value
	Municipal Bonds (continued)
	Wyoming (continued)
$500,000	Wyoming Community Development Authority, Revenue Bonds	12/01/49	3.750%	$499,672
	Total Wyoming			3,819,939

	Total Municipal Bonds (Identified cost $1,238,752,157)			1,239,532,003

	Short-term Municipal Bonds (0.6%)

	California (0.6%)
8,000,000	City of Los Angeles, Revenue Notes	06/26/25	5.000	8,049,419
	Total California			8,049,419

	Total Short-term Municipal Bonds (Identified cost $8,037,180)			8,049,419

	U.S. Treasury Bills (10.0%)

63,570,000	U.S. Treasury Bill[4]	02/11/25	0.000	63,510,069
73,270,000	U.S. Treasury Bill[4]	02/18/25	0.000	73,140,816
	Total			136,650,885

	Total U.S. Treasury Bills (Identified cost $136,650,885)			136,650,885

Total Investments (Identified cost $1,436,689,752)[6]			105.1%	$1,435,560,614
Liabilities in Excess of Cash and Other Assets			(5.1)%	(69,302,210)
Net Assets			100.0%	$1,366,258,404

[1]	This variable rate security is based on a predetermined schedule and the rate at period end also represents the reference rate at period end.
[2]	Variable rate instrument. Interest rates change on specific dates (such as coupon or interest payment date). The yield shown represents the January 31, 2025 coupon or interest rate.
[3]	Represent a security purchased on a when-issued basis.
[4]	Security issued with zero coupon. Income is recognized through accretion of discount.
[5]	Variable rate demand note. The maturity date reflects the demand repayment dates. Interest rates change on specific dates (such as coupon or interest payment date). The yield shown represents the coupon or interest rate as of January 31, 2025.

BBH Intermediate Municipal Bond Fund

Portfolio of Investments (continued)

January 31, 2025 (unaudited)

All investments in the United States, except as noted.

[6]	The aggregate cost for federal income tax purposes is $1,436,689,752, the aggregate gross unrealized appreciation is $11,550,388 and the aggregate gross unrealized depreciation is $12,679,526, resulting in net unrealized depreciation of $1,129,138.

Abbreviations:

AGC	−	Assured Guaranty Corp.
AGM	−	Assured Guaranty Municipal Corporation.
BAM	−	Build America Mutual.
BHAC	−	Berkshire Hathaway Assurance Corporation.
CME	−	Chicago Mercantile Exchange.
FGIC	−	Financial Guaranty Insurance Company.
FHA	−	Federal Housing Administration.
FHLMC	−	Federal Home Loan Mortgage Corporation.
FNMA	−	Federal National Mortgage Association.
GNMA	−	Government National Mortgage Association.
NPFG	−	National Public Finance Guarantee Corporation.
SIFMA	−	Securities Industry and Financial Markets Association.
SOFR	−	Secured Overnight Financing Rate.

BBH Intermediate Municipal Bond Fund

Portfolio of Investments (continued)

January 31, 2025 (unaudited)

Fair Value Measurements

BBH Intermediate Municipal Bond Fund (the “Fund”) is required to disclose information regarding the fair value measurements of the Fund’s assets and liabilities. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The disclosure requirement established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including, for example, the risk inherent in a particular valuation technique used to measure fair value, including the model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the Fund’s own considerations about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Authoritative guidance establishes three levels of the fair value hierarchy as follows:

—	Level 1 – unadjusted quoted prices in active markets for identical assets and liabilities.
—	Level 2 – significant other observable inputs (including quoted prices for similar assets and liabilities, interest rates, prepayment speeds, credit risk, etc.).
—	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of assets and liabilities).

Inputs are used in applying the various valuation techniques and broadly refer to the assumptions that market participants use to make valuation decisions, including assumptions about risk. Inputs may include price information, specific and broad credit data, liquidity statistics, and other factors. A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement. However, the determination of what constitutes “observable” requires judgment by the investment adviser. The investment adviser considers observable data to be that market data which is readily available, regularly distributed or updated, reliable and verifiable, not proprietary, and provided by independent sources that are actively involved in the relevant market. The categorization of a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the investment adviser’s perceived risk of that instrument.

BBH Intermediate Municipal Bond Fund

Portfolio of Investments (continued)

January 31, 2025 (unaudited)

Financial assets within Level 1 are based on quoted market prices in active markets. The Fund does not adjust the quoted price for these instruments.

Financial instruments that trade in markets that are not considered to be active but are valued based on quoted market prices, dealer quotations or alternative pricing sources supported by observable inputs are classified within Level 2. These include municipal bonds, investment-grade corporate bonds, U.S. Treasury notes and bonds, and certain non-U.S. sovereign obligations and over-the-counter derivatives. As Level 2 financial assets include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

Financial assets classified within Level 3 have significant unobservable inputs, as they trade infrequently. Level 3 financial assets include private equity and certain corporate debt securities.

Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon the actual sale of those investments.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of January 31, 2025.

Investments, at value	Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Balance as of January 31, 2025
Asset Backed Securities	$–	$4,803,782	$–	$4,803,782
Commercial Mortgage Backed Securities	–	31,496,025	–	31,496,025
Commercial Paper	–	15,028,500	–	15,028,500
Municipal Bonds*	–	1,239,532,003	–	1,239,532,003
Short-term Municipal Bonds	–	8,049,419	–	8,049,419
U.S. Treasury Bills	–	136,650,885	–	136,650,885
Total Investments, at value	$–	$1,435,560,614	$–	$1,435,560,614

*	For geographical breakdown of municipal bond investments, refer to the Portfolio of Investments.

BBH Intermediate Municipal Bond Fund

Portfolio of Investments (continued)

January 31, 2025 (unaudited)

Portfolio holdings are shown as of the date indicated. Since market conditions fluctuate suddenly and frequently, the portfolio holdings may change and this list is not indicative of future portfolio composition. These portfolio holdings are not intended to be and do not constitute recommendations that others buy, sell, or hold any of the securities listed.

For more complete information on the Fund, call 1-800-575-1265 for a prospectus or visit www.bbhfunds.com. You should consider the Fund's investment objectives, risks, charges, and expenses carefully before you invest. Information about these and other important subjects is in the Fund's prospectus, which you should read carefully before investing.

The BBH Funds are managed by a separately identifiable department within Brown Brothers Harriman & Co. Shares of the Fund are distributed by ALPS Distributors, Inc., located at 1290 Broadway, Suite 1000, Denver, CO 80203.